ACQUISITIONS (Details 5) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended
	Jul. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 29, 2012 Logoscript	Dec. 31, 2012 Logoscript	Dec. 31, 2011 Logoscript	Feb. 29, 2012 Logoscript Customer relationship
ACQUISITIONS
Ownership interest acquired (as a percent)					100.00%
Purchase price					$ 1,399
Cash consideration paid	9,004					1,158
Fair value of cash consideration					241
Net tangible assets:
Assets					1,592
Liabilities					(1,150)
Total					442
Intangible assets acquired:
Intangible assets acquired								233
Goodwill		102,222	102,659	37,348	794
Deferred tax liability					(70)
Total					957
Total consideration					1,399
Estimated useful lives
Estimated useful lives								3 years
Pro forma information summarizing the results of operations
Net revenues						359,352	222,836
Net income						$ 2,553	$ 17,458
Net income per share
Basic (in dollars per share)						$ 0.05	$ 0.43
Diluted (in dollars per share)						$ 0.05	$ 0.41